Annual Total Returns - Value Strategies Portfolio [BarChart] - 02.28 VIP Value Strategies Portfolio Initial/Service/Service 2 PRO-10 - Value Strategies Portfolio - VIP Value Strategies Portfolio-Initial VIP
Apr. 30, 2022
Bar Chart Table:
Annual Return 2012	27.28%
Annual Return 2013	30.49%
Annual Return 2014	6.80%
Annual Return 2015	(2.99%)
Annual Return 2016	9.62%
Annual Return 2017	19.36%
Annual Return 2018	(17.32%)
Annual Return 2019	34.53%
Annual Return 2020	8.26%
Annual Return 2021	33.60%